General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General [Abstract]
Cash and cash equivalents	$ 3,076	$ 7,506	$ 4,870
Operating loss	(3,955)	(5,781)
Net cash used in operating activities	$ (3,221)	$ (5,935)